Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Inventory Disclosure [Line Items]
Ore stockpiles	$ 63.7	$ 57.8	$ 61.1
Gold in-process	26.9	31.5	33.7
Consumable stores	205.5	156.4	134.3
Other	1.6	10.6	5.8
Inventories	$ 297.7	$ 256.3	$ 234.9